10. Interests in affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet:
Current assets	$ 8,512	$ 11,136
Total assets	21,270	23,399
Total liabilities	4,814	5,869
Total shareholders’ equity	15,146	15,743
Operating results:
Operating profits	(1,958)	(971)	$ (255)
Net (loss)/profits	(616)	(123)	$ (18)
Jia Huan
Balance Sheet:
Current assets	22,693	21,264
Non-current assets	4,717	5,288
Total assets	27,410	26,552
Total liabilities	(13,627)	(12,675)
Total shareholders’ equity	13,783	13,877
Operating results:
Net sales	18,481	16,162
Operating profits	1,312	1,024
Net (loss)/profits	788	762
Tianlan
Balance Sheet:
Current assets	57,432	61,708
Non-current assets	26,587	28,287
Total assets	84,019	89,995
Total liabilities	(58,149)	(64,572)
Total shareholders’ equity	25,870	25,423
Operating results:
Net sales	66,899	64,131
Operating profits	4,260	2,637
Net (loss)/profits	$ 3,458	$ 2,266